SUBSEQUENT EVENTS (Details Narrative) - shares	Sep. 30, 2018	Aug. 22, 2018	Jun. 30, 2018	Jun. 30, 2017
Common Shares, Sold	19,254,846		19,170,846	18,870,346
Subsequent Event [Member] | Equity Incentive Plan 2018 [Member]
Common Shares, Sold		4,000,000